INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Equity Loss in Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Operating losses	$ (94,269)	$ (51,426)	$ (72,017)
Total equity in loss of affiliate		(1,038)	(11,404)
TJBio Hangzhou
Schedule of Equity Method Investments [Line Items]
Operating losses			3,620
Total equity in loss of affiliate		1,038	11,404
TJBio Hangzhou | Management Holdco Share Based Compensation
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate		1,095	4,389
TJBio Hangzhou | Group's Share Based Compensation
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate		(674)	682
TJBio Hangzhou | TJBio Hangzhou Share Based Compensation
Schedule of Equity Method Investments [Line Items]
Total equity in loss of affiliate		$ 617	$ 2,713